SCHEDULE OF CHANGE IN FAIR VALUE OF DERIVATIVE LIABILITY (Details) - Visiox Pharmaceuticals, Inc. [Member]	12 Months Ended
Dec. 31, 2023 USD ($)
Restructuring Cost and Reserve [Line Items]
Balance
Addition	10,004
Change in fair value	23
Balance	$ 10,027